================================================================================

                               Managed Municipals
                                Portfolio II Inc.

                                Quarterly Report

                                November 30, 1997

                                     [LOGO]

================================================================================

                                     [LOGO]

                               Managed Municipals
                                Portfolio II Inc.

                                November 30, 1997

================================================================================

Dear Shareholder:

     We are pleased to provide the first quarter report for the Managed Municipals Portfolio II Inc. ("Portfolio") for the three months ended November 30, 1997. Over the three months covered by this report, the Portfolio distributed income dividends totaling $0.17 per share. The table below shows the annualized distribution rate and three-month total return based on the Portfolio's November 30, 1997 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price:

   Price                        Annualized                    Three-month
 Per Share                  Distribution Rate*               Total Return
 ---------                  ------------------               ------------
$12.36 (NAV)                       5.44%                         3.21%
$11.50 (NYSE)                      5.84%                        (0.17)%

     In comparison, general closed-end municipal bond funds posted an average total return based on NAV of 2.71% for the same time period, as reported by Lipper Analytical Services, Inc. ("Lipper"). (Lipper is a major independent fund-tracking organization.)

Municipal Bond Market Update

     The municipal bond market is in the midst of a powerful rally that began in early spring. Yet municipal bonds have not rallied quite as much as government bonds because this fall has seen a prolific issuance of refunding issues. All of this simply means that municipals are very attractive on an after-tax basis compared to government bonds at this time. We have, therefore, been fully invested with an emphasis on high-quality issues because of the little yield pick-up available from lower-rated issues. We tend to be value-oriented investors. Quality in our view is coming at a small premium over Baa and lower-rated credits.

----------
     * This distribution assumes monthly dividends at the current rate of $0.056 per share for twelve months.

-------------------------------------[LOGO]-------------------------------------

     The powerful rally in municipals has created some very interesting investment opportunities. The long maturities in our marketplace are priced almost even with maturities that are considerably shorter. If we can maintain our coupon income yet take much less interest rate risk, we are delighted to do so. As long as the yield curve stays this "flat," we will continue to maintain a high grade profile, and also to seek to lessen our interest rate volatility in today's lower interest-rate environment. We have been waiting for this market opportunity for a while. Consistent with one of our key investment strategies after large rallies, we tend to shorten up maturities a lot; after large declines, we usually become more aggressive.

Portfolio's Investment Strategy

     As of November 30, 1997, approximately 82% of the Portfolio's holdings were rated investment grade by either Standard & Poor's Ratings Service or Moody's Investors Service, Inc., with roughly 50% of the Portfolio invested in AAA/Aaa bonds, the highest possible rating. (Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or have an equivalent rating by any nationally recognized statistical rating organization, or determined by the manager to be of equivalent quality.) The Portfolio's largest holdings are concentrated in transportation bonds (about 15%), hospital bonds (roughly 14%) and water and sewer bonds (approximately 11%).

Municipal Bond Market Outlook

     The fundamental outlook for bonds is quite good. The U.S. economy continues to produce healthy results without fanning the flames of inflation. And while inflation remains extremely low, with economic uncertainty prevalent in Southeast Asia, we expect it to stay that way for the next several quarters. Federal Reserve Board monetary policy appears to be on hold for the moment, and tax-exempt bonds are in decent supply and are attractively priced. All of those factors should add up to a municipal bond investor-friendly climate over the next quarter or two. While we remain committed to our conservative investment strategy, discipline will continue to be the main determinant of your Portfolio's maturity structure.

-------------------------------------[LOGO]-------------------------------------

     In closing, thank you for investing in the Managed Municipals Portfolio II Inc. We look forward to continuing to help you pursue your financial goals.



Sincerely,



/s/ Heath B. McLendon                             /s/ Joseph P. Deane


Heath B. McLendon                                     Joseph P. Deane
Chairman                                              Vice President and
                                                      Investment Officer

December 19, 1997



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                                       3

================================================================================
                             Schedule of Investments
                          November 30, 1997 (unaudited)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
Alaska -- 2.0%
$ 2,895,000  A2*      Alaska Industrial Development & Export
                          Authority, Series A, 6.500% due 4/1/14 (a)           $ 3,050,606
------------------------------------------------------------------------------------------
California -- 9.9%
    500,000  VMIG-1*  California Pollution Control Financing
                          Authority, PCR, (Shell Oil Co. Project B),
                          3.700% due 10/1/11 (b)                                   500,000
  5,105,000  AAA      Los Angeles, CA Metropolitan Transportation
                          Authority, Sales Tax Revenue, Series A,
                          MBIA-Insured, 5.250% due 7/1/18                        5,092,238
                      Los Angeles, CA Public Works Finance Authority
                          Revenue, Series A:
  1,000,000  AAA             Multiple Capital Facilities, (Project V),
                                AMBAC-Insured, 5.125% due 6/1/17                   983,750
  1,500,000  AA              Regal Park & Open Space District,
                                5.000% due 10/1/16                               1,462,500
                      Metropolitan Water District, Southern California
                          Water Works:
  1,465,000  AA              Series A, 5.000% due 7/1/16                         1,435,700
  2,500,000  AAA             Series B, MBIA-Insured, 4.750% due 7/1/21           2,315,625
  2,200,000  AAA      Roseville, CA Water Utility Revenue, COP,
                          FGIC-Insured, 5.200% due 12/1/18                       2,180,750
  1,000,000  AAA      San Jose, CA Redevelopment Agency,
                          (Tax Revenue Project), MBIA-Insured,
                          5.250% due 8/1/16                                      1,002,500
------------------------------------------------------------------------------------------
                                                                                14,973,063
------------------------------------------------------------------------------------------
Colorado -- 17.0%
  1,000,000  Aaa*     Arapahoe County, CO Capital Improvement
                          Transportation Fund, Highway Revenue,
                          (Pre-Refunded-- Escrowed with
                          U.S government securities to 8/31/05
                          Call @ 103), 7.000% due 8/31/26 (c)                    1,180,000
  4,000,000  BBB+     Colorado Springs, CO Airport Revenue,
                          Series A, 7.000% due 1/1/22 (a)(c)                     4,360,000
 30,000,000  Aaa*     Dawson Ridge, CO Metropolitan District No. 1,
                          Series A, (Escrowed to Maturity with
                          REFCO Strips), zero coupon due 10/1/22                 7,762,500
                      Denver, CO Airport Revenue, Series C:
  3,465,000  Baa1*        6.125% due 11/15/25 (a)(d)                             3,594,937
  2,785,000  NR           Partially Escrowed to Maturity with
                             U.S. government securities,
                             6.125% due 11/15/25 (a)(c)(d)                       3,056,537

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
Colorado -- 17.0% (continued)
                      E-470 Public Highway Authority, Colorado
                          Revenue, Series A, MBIA-Insured:
$ 2,000,000  AAA       5.000% due 9/1/15                                       $ 1,967,500
  4,000,000  AAA       5.000% due 9/1/21                                         3,855,000
------------------------------------------------------------------------------------------
                                                                                25,776,474
------------------------------------------------------------------------------------------
District of Columbia -- 0.6%
  1,000,000  AAA      District of Columbia Revenue, American
                          Association for the Advancement of Science,
                          AMBAC-Insured, 5.125% due 1/1/27                         965,000
------------------------------------------------------------------------------------------

Florida -- 4.2%
  1,500,000  BBB-     Martin County, FL IDA, Indiantown
                          Cogeneration, Series A, 7.875% due 12/15/25 (a)        1,741,875
  4,000,000  NR       Tampa, FL Revenue Bonds, (Florida
                          Aquarium Inc. Project), (Pre-Refunded to
                          5/1/02 Call @ 102), 7.750% due 5/1/27 (c)(d)           4,600,000

------------------------------------------------------------------------------------------
                                                                                 6,341,875
------------------------------------------------------------------------------------------

Georgia -- 0.2%
  300,000  VMIG-1*    Burke County, GA Development Authority PCR,
                          (Georgia Power Co. Plant),
                          3.850% due 4/1/32 (b)                                    300,000
------------------------------------------------------------------------------------------

Hawaii -- 1.3%
  2,000,000  AAA      Hawaii State GO, Series CP, FGIC-Insured,
                          5.000% due 10/1/16                                     1,950,000
------------------------------------------------------------------------------------------

Illinois -- 0.6%
  1,000,000  Aaa*     Illinois Health Facilities Authority, Memorial
                          Health System, MBIA-Insured,
                          5.250% due 10/1/18                                       978,750
------------------------------------------------------------------------------------------

Indiana -- 1.0%
  1,500,000  AAA      Indiana Health Facilities Financing Authority,
                          Hospital Revenue, Sisters of St. Francis Health,
                          Series A, MBIA-Insured, 5.375% due 11/1/27             1,475,625
------------------------------------------------------------------------------------------

Iowa -- 1.1%
  1,500,000  AA-      Dawson, IA IDR, (Cargill Inc. Project),
                          6.500% due 7/15/12                                     1,627,500
------------------------------------------------------------------------------------------

Maryland -- 0.8%
  4,000,000  NR       Maryland State Energy Financing Administration,
                          Solid Waste Disposal Revenue, (Hagerstown
                          Recycling Project), 9.000% due 10/15/16 (a)(e)         1,240,000
------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
Massachusetts -- 5.4%
$ 1,000,000  AAA      Massachusetts Bay Transportation Authority,
                          Series B, FSA-Insured, 5.250% due 3/1/26             $   983,750
  4,000,000  NR       Massachusetts Solid Waste Disposal Revenue,
                          Massachusetts Recycling Association,
                          Series A, 9.000% due 8/1/16 (a)(e)                     1,500,000
    350,000  AA-      Massachusetts State Port Authority Revenue,
                          Series A, 5.000% due 7/1/27                              334,250
  1,500,000  AAA      Massachusetts State Turnpike Authority,
                          Metropolitan Highway System Revenue, Sub-
                          Series B, MBIA-Insured, 5.125% due 1/1/37              1,440,000
                      Massachusetts State Water Resource Authority,
                          MBIA-Insured:
  1,000,000  AAA             Series B, 5.000% due 12/1/25                          953,750
  1,000,000  AAA             Series C, 5.250% due 12/1/20                          998,750
  2,000,000  AAA             Series D, 5.000% due 8/1/24                         1,935,000
------------------------------------------------------------------------------------------
                                                                                 8,145,500
------------------------------------------------------------------------------------------
Michigan -- 6.0%
  1,500,000  AA-      Michigan State Building Authority Revenue
                          Facilities Program, Series II, 4.750%
                          due 10/15/13                                           1,428,750
  1,500,000  AAA      Michigan State Hospital Finance Authority
                          Revenue, Detroit Medical Group A,
                          AMBAC-Insured, 5.250% due 8/15/27                      1,462,500
  5,600,000  NR       Midland County, MI Economic Development
                          Corp., PCR, Limited Obligation,
                          Series B, 9.500% due 7/23/09 (a)(d)                    6,230,000
------------------------------------------------------------------------------------------
                                                                                 9,121,250
------------------------------------------------------------------------------------------
Missouri -- 0.7%
  1,000,000  AAA      Fenton, MO COP, (Capital Improvements Project),
                          MBIA-Insured, 5.125% due 9/1/17                          998,750
------------------------------------------------------------------------------------------
Montana -- 1.3%
  2,000,000  NR       Montana State Board of Investments
                          Resource Recovery, (Yellowstone Energy
                          Project), 7.000% due 12/31/19 (a)                      1,967,500
------------------------------------------------------------------------------------------
Nevada -- 3.4%
  4,650,000  Baa2*    Clark County, NV IDR, Southwest
                          Gas Corp., 7.500% due 9/1/32 (a)(d)                    5,178,937
------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
New Jersey -- 1.5%
$   780,000  AAA      Essex County, NJ Improvement Authority
                          Revenue, Utility System (Orange Franchise),
                          Series A, MBIA-Insured,
                          5.375% due 7/1/18                                    $   787,800
  1,500,000  BB       Union County, NJ Utilities Authority,
                          Solid Waste Revenue, Series A,
                          7.200% due 6/15/14 (a)                                 1,509,375
------------------------------------------------------------------------------------------
                                                                                 2,297,175
------------------------------------------------------------------------------------------
New York -- 7.4%
                      New York City Municipal Water Finance
                          Authority, Water and Sewer Systems Revenue:
  1,850,000  A2*             Series A, 5.125% due 6/15/17                        1,810,688
  3,700,000  VMIG-1*         Series G, FGIC-Insured,
                                3.900% due 6/15/24 (b)                           3,700,000
                      New York State Dormitory Authority Revenue:
  1,135,000  AAA          Barnard College, AMBAC-Insured,
                             5.250% due 7/1/16                                   1,132,163
  1,500,000  AAA          Mental Health Services Facilities,
                             FSA-Insured, 5.125% due 8/15/17                     1,466,250
  1,000,000  AAA          Montefiore Medical Center,
                             AMBAC/FHA-Insured, 5.250% due 2/1/15                1,001,250
  1,000,000  AAA          Municipal Health Facility Improvement,
                             Series A, FSA-Insured, 5.500% due 5/15/16           1,013,750
  1,000,000  AAA      New York State Medical Care Facilities Finance
                          Agency Revenue, Series F, FGIC-Insured,
                          5.250% due 2/15/19                                       986,250
------------------------------------------------------------------------------------------
                                                                                11,110,351
------------------------------------------------------------------------------------------
North Carolina -- 1.1%
  1,500,000  A*       Coastal Regional Solid Waste Management
                          Disposal Authority, North Carolina
                          Solid Waste Revenue, 6.500% due 6/1/08                 1,608,750
------------------------------------------------------------------------------------------
Ohio -- 2.8%
  3,025,000  AAA      Cuyahoga County, OH Hospital Revenue,
                          Mertohealth System, Series A, MBIA-Insured,
                          5.125% due 2/15/16                                     2,975,844
  1,220,000  AAA      Ohio State Higher Educational Facility
                          Community Revenue, University of Dayton,
                          AMBAC-Insured, 5.350% due 12/1/17                      1,236,775
------------------------------------------------------------------------------------------
                                                                                 4,212,619
------------------------------------------------------------------------------------------

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
Pennsylvania -- 2.3%
$ 2,500,000  AAA      Altoona, PA City Authority Water Revenue,
                          FGIC-Insured, 5.000% due 11/1/19                     $ 2,431,250
  1,000,000  Aaa*     Montgomery County, PA Higher Education &
                          Health Authority Revenue, Holy Redeemer
                          Health, Series A, 5.250% due 10/1/17                     988,750
------------------------------------------------------------------------------------------
                                                                                 3,420,000
------------------------------------------------------------------------------------------
Puerto Rico -- 0.7%
  1,000,000  AAA      Puerto Rico Commonwealth Infrastructure
                          Financing Authority, Series A,
                          AMBAC-Insured, 5.000% due 7/1/16                         983,750
------------------------------------------------------------------------------------------
South Carolina -- 2.8%
  2,000,000  AAA      Lexington County, SC Health Services District,
                          Hospital Revenue, FSA-Insured,
                          5.125% due 11/1/17                                     1,982,500
  2,120,000  A3*      Myrtle Beach, SC COP, Myrtle Beach
                          Convention Center, 6.875% due 7/1/07                   2,276,350
------------------------------------------------------------------------------------------
                                                                                 4,258,850
------------------------------------------------------------------------------------------
Texas -- 7.0%
  1,000,000  Aaa*     Azle, TX ISD, PSFG, Series C,
                          5.000% due 2/15/22                                       960,000
  2,000,000  AAA      Bexar County, TX Health Facility Development
                          Revenue (Baptist Health Systems), Series A,
                          MBIA-Insured, 5.250% due 11/15/27                      1,955,000
                      Burleson, TX ISD, GO, PSFG:
    435,000  Aaa*         6.750% due 8/1/24                                        484,481
  1,065,000  NR           Pre-Refunded-- Escrowed with U.S.
                             government securities to 8/1/06,
                             Call @ 100, 6.750% due 8/1/24 (c)                   1,227,412
  1,000,000  AA       Harris County, TX (Toll Road Sub Lien),
                          5.125% due 8/15/17                                       985,000
  1,500,000  AAA      Leander, TX ISD, PSFG, 5.625% due 8/15/16                  1,531,875
  1,000,000  AAA      Plano, TX Health Facilities Development Corp.
                          Revenue, Texas Health Resources System,
                          Series C, MBIA-Insured,
                          5.250% due 2/15/26                                       977,500
  1,000,000  AA       Texas State Water Development,
                          5.250% due 8/1/28                                        995,000


                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
Texas -- 7.0% (continued)
$ 1,500,000  AAA           Texas Water Development Board Revenue,
                               State Revolving Fund, Senior Lien-B,
                               5.000% due 7/15/15                              $ 1,485,000
------------------------------------------------------------------------------------------
                                                                                10,601,268
------------------------------------------------------------------------------------------
Utah -- 2.1%
  3,400,000  A+            Intermountain Power Agency, Utah Power
                               Supply Refunding, Series D,
                               5.000% due 7/1/21                                 3,247,000
------------------------------------------------------------------------------------------
Virginia -- 8.6%
  2,000,000  AAA           Riverside, VA Regional Jail Facility,
                               Revenue Bonds, MBIA-Insured,
                               6.000% due 7/1/25                                 2,132,500
  2,000,000  AA            Virginia College Building Authority,
                               VA Educational Facilities Revenue,
                               (21st Century College Program),
                               5.125% due 8/1/11                                 2,035,000
                           Virginia State Housing Development Authority:
  1,245,000  AA+               Commonwealth Mortgage, Series D,
                                  5.700% due 7/1/09                              1,307,250
  1,000,000  AAA               Mortgage Housing Revenue, MBIA-Insured,
                                  5.600% due 7/1/12                              1,055,000
  4,210,000  AA+               Series F, 6.400% due 7/1/17                       4,473,125
    925,000  AA+               Series K, 5.900% due 11/1/11                        971,250
  1,000,000  AA            Virginia State Transportation Board, Series A,
                               5.125% due 5/15/21                                  985,000
------------------------------------------------------------------------------------------
                                                                                12,959,125
------------------------------------------------------------------------------------------
Washington -- 0.7%
  1,000,000  AAA           Washington State Public Power Supply System,
                               (Nuclear Project No. 2), Series A,
                               FSA-Insured, 5.125% due 7/1/11                    1,001,250
------------------------------------------------------------------------------------------
West Virginia -- 1.3%
  4,000,000  NR            Marion County, WV Solid Waste,
                               (American Power Paper Recycling Project),
                               7.750% due 12/1/11 (a)(d)(e)                      2,000,000
------------------------------------------------------------------------------------------
Wisconsin -- 6.2%
                           Wisconsin Housing & Economic Development
                               Authority, Series A:
  2,000,000  AA                   Home Ownership Revenue, 6.450%
                                     due 3/1/17                                  2,135,000

                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Schedule of Investments
                    November 30, 1997 (unaudited) (continued)
================================================================================

   Face
  Amount    Ratings                 Security                                      Value
==========================================================================================
Wisconsin -- 6.2% (continued)
$ 1,370,000  A1*          Housing Revenue, 5.650% due 11/1/23                  $ 1,381,989
                      Wisconsin State Health & Educational
                          Facilities, MBIA-Insured:
                             Aurora Health Care:
  2,000,000  AAA                5.250% due 8/15/17                               1,980,000
  1,000,000  AAA                5.250% due 8/15/23                                 986,250
  2,000,000  AAA                5.250% due 8/15/27                               1,945,000
  1,000,000  AAA             The Medical College of Wisconsin,
                                5.400% due 12/1/16                               1,001,250
------------------------------------------------------------------------------------------
                                                                                 9,429,489
------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100%
                      (COST-- $149,404,607**)                                 $151,220,457
==========================================================================================

(a) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.

(b) Variable rate obligation payable at par on demand on no more than seven days notice.

(c) Pre-Refunded bond escrowed with U.S. government securities and bond escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if the issuer has not applied for new ratings.

(d)  Security is segregated by Custodian for open purchase commitment.

(e)  Security is in default.

**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 11 and 12 for definition of ratings and certain security descriptions.

================================================================================
                   Summary of Investments by Combined Ratings
                          November 30, 1997 (unaudited)
================================================================================

================================================================================
                                                               Percent of
Moody's          and/or          Standard & Poor's          Total Investments
================================================================================
  Aaa                                   AAA                       49.6%
  Aa                                    AA                         13.3
   A                                     A                          8.9
  Baa                                   BBB                         9.8
  Ba                                    BB                          1.0
VMIG-1                                  A-1                         3.0
  NR                                    NR                         14.4
                                                                  -----
                                                                  100.0%
                                                                  =====

================================================================================


                                                           See Notes to
                                                           Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                                  Bond Ratings
================================================================================

All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service, Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's-- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       --   Bonds that are rated "AAA" have the highest rating assigned by
               Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA        --   Bonds that are rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A         --   Bonds that are rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB       --   Bonds that are rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB        --   Bonds that are rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 is the lowest ranking within its generic category.

Aaa       --   Bonds that are rated "Aaa" are judged to be of the best quality.
               They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa        --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A         --   Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa       --   Bonds that are rated "Baa" are considered as medium grade
               obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NR        --   Indicates that the bond is not rated by Standard & Poor's or
               Moody's.

-------------------------------------[LOGO]-------------------------------------

================================================================================
                           Short-Term Security Ratings
================================================================================

SP-1      --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issued determined possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1       --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)sign.

A-2       --   Standard & Poor's second highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1    --   Moody's highest rating for issues having a demand feature --
               VRDO.

P-1       --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

================================================================================
                              Security Descriptions
================================================================================

ABAG      --   Association of Bay Area Governments
AIG       --   American International Guaranty
AMBAC     --   AMBAC Indemnity Corporation
BAN       --   Bond Anticipation Notes
BIG       --   Bond Investors Guaranty
CGIC      --   Capital Guaranty Insurance Company
CHFCLI    --   California Health Facility
               Construction Loan Insurance
COP       --   Certificate of Participation
EDA       --   Economic Development Authority
FAIRS     --   Floating Adjustable Interest Rate Securities
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Administration
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
FRTC      --   Floating Rate Trust Certificates
FSA       --   Financial Security Assurance
GIC       --   Guaranteed Investment Contract
GNMA      --   Government National Mortgage
               Association
GO        --   General Obligation
HDC       --   Housing Development Corporation
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDR       --   Industrial Development Revenue
IFA       --   Industrial Finance Agency
INFLOS    --   Inverse Floaters
ISD       --   Independent School District
LOC       --   Letter of Credit
MBIA      --   Municipal Bond Investors Assurance Corporation
MVRICS    --   Municipal Variable Rate Inverse Coupon Security
PCR       --   Pollution Control Revenue
PSFG      --   Permanent School Fund Guaranty
RAN       --   Revenue Anticipation Notes
RIBS      --   Residual Interest Bonds
RITES     --   Residual Interest Tax-Exempt Securities
SYCC      --   Structured Yield Curve Certificate
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bonds
TRAN      --   Tax and Revenue Anticipation
               Notes
VA        --   Veterans Administration
VRDD      --   Variable Rate Daily Demand
VRWE      --   Variable Rate Wednesday Demand


-------------------------------------[LOGO]-------------------------------------

================================================================================
                       Statement of Assets and Liabilities
                                   (unaudited)
================================================================================

                                                               November 30, 1997
================================================================================
ASSETS
   Investments, at value (Cost-- $149,404,607)                    $ 151,220,457
   Receivable for securities sold                                     1,949,080
   Interest receivable                                                2,081,998
-------------------------------------------------------------------------------
   Total Assets                                                     155,251,535
-------------------------------------------------------------------------------
LIABILITIES
   Payable for securities purchased                                  15,612,207
   Dividends payable                                                    313,094
   Payable to bank                                                      236,840
   Investment advisory fees payable                                      77,185
   Administration fees payable                                           21,724
   Accrued expenses                                                     160,060
-------------------------------------------------------------------------------
   Total Liabilities                                                 16,421,110
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 138,830,425
===============================================================================
NET ASSETS
   Par value of capital shares                                    $      11,235
   Capital paid in excess of par value                              134,234,852
   Overdistributed net investment income                               (250,355)
   Accumulated net realized gain from security transactions           3,018,843
   Net unrealized appreciation of investments                         1,815,850
-------------------------------------------------------------------------------
Total Net Assets
   (Equivalent to $12.36 a share on 11,234,706 shares of $0.001
   par value outstanding; 500,000,000 shares authorized)          $ 138,830,425
===============================================================================


                                             See Notes to
                                             Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                             Statement of Operations
                                   (unaudited)
================================================================================

                                                                    Three Months
                                                                       Ended
                                                                      11/30/97
================================================================================
INVESTMENT INCOME:
   Interest                                                          $ 1,867,638
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                     235,144
   Administration fees (Note 3)                                           67,184
   Shareholder communications                                             50,041
   Audit & legal                                                          16,433
   Directors' fees                                                        11,235
   Registration fees                                                      10,561
   Shareholder and system servicing fees                                   5,748
   Custody                                                                 2,680
   Pricing service fees                                                    2,534
   Other                                                                   6,339
--------------------------------------------------------------------------------
   Total Expenses                                                        407,899
--------------------------------------------------------------------------------
Net Investment Income                                                  1,459,739
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
   Realized Gain From Security Transactions
   (excluding short-term securities):
      Proceeds from sales                                             40,345,716
      Cost of securities sold                                         39,222,528
--------------------------------------------------------------------------------
   Net Realized Gain                                                   1,123,188
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
      Beginning of period                                                197,972
      End of period                                                    1,815,850
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             1,617,878
--------------------------------------------------------------------------------
Net Gain on Investments                                                2,741,066
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $ 4,200,805
================================================================================

                                             See Notes to
                                             Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                       Statements of Changes in Net Assets
================================================================================

                                                   Three Months
                                                      Ended
                                                     11/30/97       Year Ended
                                                   (unaudited)        8/31/97
===============================================================================
OPERATIONS:
   Net investment income                         $   1,459,739    $   7,070,019
   Net realized gain                                 1,123,188        2,550,959
   Increase in net unrealized appreciation           1,617,878        2,730,988
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations            4,200,805       12,351,966
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                            (1,887,430)      (7,353,773)
   Net realized gains                                       --       (3,125,168)
-------------------------------------------------------------------------------
   Decrease in Net Assets From
       Distributions to Shareholders                (1,887,430)     (10,478,941)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net asset value of shares issued
       for reinvestment of dividends                        --          214,541
-------------------------------------------------------------------------------
   Increase in Net Assets From
       Fund  Share Transactions                             --          214,541
-------------------------------------------------------------------------------
Increase in Net Assets                               2,313,375        2,087,566
NET ASSETS:
   Beginning of period                             136,517,050      134,429,484
-------------------------------------------------------------------------------
   End of period*                                $ 138,830,425    $ 136,517,050
===============================================================================
* Includes undistributed (overdistributed)
       net investment income of:                     $(250,355)        $177,336
===============================================================================

                                             See Notes to
                                             Financial Statements.
-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                                   (unaudited)
================================================================================

     1. Significant Accounting Policies

     Managed Municipals Portfolio II Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end investment management company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1997, reclassifications were made to undistributed net investment income and accumulated net realized gains to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                             (unaudited) (continued)
================================================================================

     2. Exempt-Interest Dividends and Other Distributions

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     3. Investment Advisory Agreement, Administration Agreement and Other Transactions

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays MMC an advisory fee calculated at an annual rate of 0.70% of the average daily net assets of the Fund. This fee is calculated daily and paid monthly.

     MMC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

     All officers and one Director of the Fund are employees of Smith Barney Inc., another subsidiary of SSBH.

     4. Investments

     For the three months ended November 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $47,444,736
--------------------------------------------------------------------------------
Sales                                                                 40,345,716
================================================================================

     At November 30, 1997, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 9,050,812
Gross unrealized depreciation                                        (7,234,962)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,815,850
================================================================================

-------------------------------------[LOGO]-------------------------------------

================================================================================
                          Notes to Financial Statements
                             (unaudited) (continued)
================================================================================

     5. Futures Contracts

     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

     The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

     At November 30, 1997, the Fund had no open futures contracts.

     6. Repurchase Agreements

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     7. Capital Shares

     During the year ended August 31, 1997, capital stock transactions were as follows:

                                                        Shares           Amount
================================================================================
Shares issued on reinvestment                           18,038          $214,541
================================================================================

-------------------------------------[LOGO]-------------------------------------

================================================================================
                              Financial Highlights
================================================================================

For a share of capital stock outstanding throughout each period:

                                        1997(1)            1997           1996             1995            1994          1993(2)
====================================================================================================================================

Net Asset Value,
   Beginning of Period                  $12.15           $11.98         $12.36           $12.15          $13.37           $12.00
------------------------------------------------------------------------------------------------------------------------------------

Income From Operations:
   Net investment income                  0.13             0.63           0.66             0.69            0.64             0.62
   Net realized and
     unrealized gain (loss)               0.25             0.48          (0.21)            0.32           (0.61)            1.34
------------------------------------------------------------------------------------------------------------------------------------

Total Income From Operations              0.38             1.11           0.45             1.01            0.03             1.96
------------------------------------------------------------------------------------------------------------------------------------

Offering Costs Credited
   (Charged) to Paid-In Capital             --               --             --               --            0.01            (0.04)
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
   Net investment income                 (0.17)           (0.66)         (0.67)           (0.68)          (0.67)           (0.55)
   Net realized gains                       --            (0.28)         (0.16)           (0.12)          (0.59)              --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                      (0.17)           (0.94)         (0.83)           (0.80)          (1.26)           (0.55)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value,
   End of Period                        $12.36           $12.15         $11.98           $12.36          $12.15           $13.37
------------------------------------------------------------------------------------------------------------------------------------

Total Return, Based on
   Market Value                          (0.17)%++         7.75%          7.35%            8.86%           0.72%            9.97%++
------------------------------------------------------------------------------------------------------------------------------------

Total Return, Based on
   Net Asset Value*                       3.21%++          9.86%          4.01%            9.20%           0.48%           16.46%++
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   End of Period (000s)               $138,830         $136,517       $134,429         $138,649        $136,248         $149,970
------------------------------------------------------------------------------------------------------------------------------------


Ratios to Average Net Assets:
   Expenses                               1.19%+           1.10%          1.09%            1.14%           1.12%            1.10%+
   Net investment income                  4.25+            5.23           5.31             5.80            5.08             5.21+
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                     28%              97%            63%              95%             85%             163%
------------------------------------------------------------------------------------------------------------------------------------

Market Value, End of Period            $11.500          $11.688        $11.750          $11.625         $11.500          $12.625
====================================================================================================================================


(1)  For the three months ended November 30, 1997 (unaudited).
(2) For the period from September 24, 1992 (commencement of operations) to August 31, 1993.
* The total return is based on the Fund's net asset value at the beginning and end of the period rather than the market value. Dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

-------------------------------------[LOGO]-------------------------------------

================================================================================
                         Quarterly Results of Operations
                                   (unaudited)
================================================================================

                                                                        Net Realized             Net Increase
                                                                       and Unrealized           (Decrease) in
                         Investment           Net Investment           Gain (Loss) on           Net Assets From
                           Income                 Income                 Investments              Operations
--------------------------------------------------------------------------------------------------------------------
                                    Per                     Per                      Per                      Per
Quarter Ended          Total       Share       Total       Share        Total       Share        Total       Share
====================================================================================================================
November 30,
   1995              $2,247,062    $0.20     $1,848,446    $0.17       $4,293,829   $0.38      $6,142,275    $0.55
February 29,
   1996               2,168,432     0.19      1,762,535     0.16          356,980    0.03       2,119,515     0.19
May 31,
   1996               2,248,001     0.20      1,874,744     0.16       (5,875,854)  (0.52)     (4,001,110)   (0.36)
August 31,
   1996               2,271,619     0.20      1,922,889     0.17       (1,101,944)  (0.10)        820,945     0.07
November 30,
   1996               2,227,411     0.20      1,879,304     0.17        5,753,327    0.51       7,632,631     0.68
February 28,
   1997               2,180,922     0.19      1,839,607     0.16       (3,515,568)  (0.31)     (1,675,961)   (0.15)
May 31,
   1997               2,225,788     0.20      1,860,549     0.17       (1,006,118)  (0.08)        854,431     0.09
August 31,
   1997               1,927,002     0.17      1,490,559     0.13        4,050,306    0.36       5,540,865     0.49
November 30,
   1997               1,867,638     0.17      1,459,739     0.13        2,741,066    0.25       4,200,805     0.38
====================================================================================================================

-------------------------------------[LOGO]-------------------------------------

================================================================================
                                 Financial Data
                                   (unaudited)
================================================================================

For a share of capital stock outstanding throughout each period:

                                         NYSE                 Net                                 Dividend
   Record        Payable               Closing              Asset            Dividend           Reinvestment
    Date          Date                  Price+              Value+            Paid                 Price
============================================================================================================
 9/26/95         9/29/95               $11.563              $12.34            $0.063              $11.61
10/24/95        10/27/95                11.750               12.51             0.063               11.83
11/20/95        11/24/95                11.625               12.60             0.063               11.85
12/26/95        12/29/95                12.000               12.72             0.063               12.19
 12/26/95*      12/29/95                12.000               12.72             0.036               12.19
 1/23/96         1/26/96                12.125               12.69             0.063               12.35
 2/20/96         2/23/96                12.125               12.61             0.063               12.09
 3/26/96         3/29/96                11.625               12.50             0.059               11.60
 4/23/96         4/26/96                11.250               12.27             0.059               11.42
 5/28/96         5/31/96                11.500               12.30             0.059               11.48
 6/25/96         6/28/96                11.313               12.09             0.059               11.52
 7/23/96         7/26/96                11.375               12.07             0.059               11.52
 8/27/96*        8/30/96                11.688               12.09             0.120               11.69
 9/24/96         9/27/96                11.625               12.09             0.059               11.66
10/22/96        10/25/96                11.500               12.20             0.059               11.63
11/25/96        11/29/96                11.438               12.49             0.059               11.50
12/23/96*       12/27/96                11.375               12.11             0.285++             11.56
 1/28/97         1/31/97                11.500               11.85             0.059               11.52
 2/25/97         2/28/97                11.500               12.01             0.059               11.53
 3/24/97         3/27/97                11.375               11.68             0.059               11.32
 4/22/97         4/25/97                11.375               11.56             0.059               11.38
 5/27/97         5/30/97                11.375               11.76             0.059               11.58
 6/24/97         6/27/97                11.875               11.99             0.059               11.94
 7/22/97         7/25/97                12.000               12.34             0.059               12.06
 8/26/97         8/29/97                11.688               12.11             0.059               11.75
9/23/97          9/26/97                11.563               12.25             0.056               11.71
10/28/97        10/31/97                11.438               12.27             0.056               11.47
11/24/97        11/28/97                11.500               12.36             0.056               11.55
============================================================================================================

 +   As of record date.
++   Includes market discount.
 *   Capital gain distribution.


-------------------------------------[LOGO]-------------------------------------

================================================================================
                           Dividend Reinvestment Plan
                                   (unaudited)
================================================================================

     Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his or her own name will have all distributions from the Fund reinvested automatically by First Data Investor Services Group, Inc. ("First Data") as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of First Data as dividend-paying agent.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the Common Stock is equal to or exceeds the net asset value per share on the date of valuation, Plan participants will be issued shares of Common Stock at a price equal to the greater of (1) the net asset value per share most recently determined or (2) 95% of the market price.

     If the net asset value per share of Common Stock at the time of valuation exceeds the market price of the Common Stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, First Data will buy Common Stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before First Data has completed its purchases, and the market price exceeds the net asset value of the Common Stock, First Data will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In this case, the number of shares of Common Stock received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent First Data is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by First Data may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at net asset value. First Data will begin to purchase Common Stock on the open market as soon as practicable after the payment date of the

-------------------------------------[LOGO]-------------------------------------

================================================================================
                           Dividend Reinvestment Plan
                             (unaudited) (continued)
================================================================================

dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

     First Data maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant, will be held by First Data in uncertificated form in the name of each Plan participant.

     Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. First Data's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to any open market purchases made under the plan.

     Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by First Data, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to First Data Investor Services Group, P.O. Box 1376, Boston, Massachusetts 02104 or by telephone at 1-800-331-1710.


                          ----------------------------

     Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


-------------------------------------[LOGO]-------------------------------------

                               Managed Municipals
                                Portfolio II Inc.


Directors                                    Investment Adviser
Allan J. Bloostein                           Mutual Management Corp.
Martin Brody                                 388 Greenwich Street
Dwight B. Crane                              New York, New York 10013
Robert A. Frankel
William R. Hutchinson                        Transfer Agent
Heath B. McLendon, Chairman                  First Data Investor Services
                                              Group, Inc.
Charles F. Barber, Emeritus                  P.O. Box 1376
                                             Boston, Massachusetts 02104
Officers
Heath B. McLendon                            Custodian
President and                                PNC Bank, N.A.
Chief Executive Officer                      17th and Chestnut Streets
                                             Philadelphia, Pennsylvania 19103
Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary



-------------------------------------[LOGO]-------------------------------------

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              This report is intended only for shareholders of the
                      Managed Municipals Portfolio II Inc.
               It is not a Prospectus, circular or representation
             intended for use in the purchase or sale of shares of
            the Fund or of any securities mentioned in this report.
                                  FD0836 1/98
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